Trade and other payables, deposits received and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables, deposits received and accrued expenses
Schedule of trade and other payables, deposits received and accrued expenses

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Trade payables	20,713	163,000
Government grants received with conditions*	184,542	192,019
Accrued payroll and social insurance	96,593	118,413
Payables for professional services	27,134	49,413
Taxes payable and others	89,486	48,512
Total other payables, deposits received and accrued expenses	397,755	408,357
Trade and other payables, deposits received and accrued expenses measured at amortized cost	418,468	571,357
*	The current portion of government grants received with conditions mainly represent the grants received with certain requirements of operation performance and tax contribution in a specified region.

Summary of aging analysis of trade payable for reporting period

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Within 1 year	20,713	154,930
More than 1 year	—	8,070
	20,713	163,000